Schedule of Investments
September 30, 2025 (unaudited)
Manor Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 98.88%

Computer Peripheral Equipment - 3.31%
Palo Alto Networks, Inc. (2)	3,025	615,951

Crude Petroleum & Natural Gas - 1.70%
EOG Resources, Inc.	2,823	316,515

Electronic Components, NEC - 5.41%
Vertiv Holdings Co.	6,670	1,006,236

Electronic Computers - 11.55%
Apple, Inc.	8,434	2,147,549

Investment Advice - 3.53%
Apollo Global Management, Inc. Class A	4,922	655,955

Hospital & Medical Service Plans - 1.89%
UnitedHealth Group, Inc.	1,017	351,170

Measuring & Controlling Devices - 2.11%
Thermo Fisher Scientific, Inc.	808	391,896

Pharmaceutical Preparations - 7.54%
AbbVie, Inc.	2,142	495,959
Eli Lilly & Co.	1,187	905,681

		1,401,640

Radio & TV Broadcasting & Communications Equipment - 2.50%
Qualcomm, Inc.	2,792	464,477

Retail-Building Materials, Hardware, Garden Supply - 2.04%
The Sherwin-Williams Co.	1,097	379,847

Retail-Catalog & Mail-Order Houses - 5.36%
Amazon.com, Inc. (2)	4,542	997,287

Retail-Variety Stores - 1.04%
Dollar Tree, Inc. (2)	2,048	193,270

Security Brokers, Dealers & Flotation Companies - 2.95%
The Charles Schwab Corp.	5,742	548,189

Semiconductors & Related Devices - 3.71%
NVIDIA Corp.	3,701	690,533

Services-Business Services - 2.51%
Mastercard, Inc. Class A	821	466,993

Services-Computer Programming, Data Processing, Etc. - 15.62%
Alphabet, Inc. Class A	2,931	712,526
Alphabet, Inc. Class C	2,927	712,871
AppLovin Corp. (2)	2,061	1,480,911

		2,906,308

Services-Equipment Rental & Leasing - 6.91%
United Rentals, Inc.	1,347	1,285,927

Services-Prepackaged Software- 10.99%
Microsoft Corp.	2,043	1,058,172
Salesforce.com, Inc.	1,755	415,935
Take-Two Interactive Software, Inc.	2,203	569,167

		2,043,274

Services-Video Tape Rental - 4.88%
Netflix, Inc. (2)	757	907,582

Water Transportation - 3.33%
Royal Caribbean Cruises Ltd.	1,914	619,332

Total Common Stock	(Cost $ 5,918,479)	18,389,931

Money Market Registered Investment Companies - 0.88%

Federated Hermes Government Obligations Fund - Institutional Class - 4.01% (3)	164,174	164,174

Total Money Market Registered Investment Companies	(Cost $ 164,174)	164,174

Total Investments - 99.76%	(Cost $ 6,082,653)	18,554,105

Other Assets in Excess of Liabilities - 0.24%		46,319

Total Net Assets - 100.00%		18,600,424

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$18,554,105	$-
Level 2 - Other Significant Observable Inputs		-
Level 3 - Significant Unobservable Inputs	-	-
Total	$18,554,105	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2025.